RELATED PARTIES - Balances recognized in assets and liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
RELATED PARTIES
Balances receivable (payable)	R$ 33,946	R$ 21,283
Trade accounts receivable
RELATED PARTIES
Balances receivable (payable)	35,394	23,761
Trade accounts payable
RELATED PARTIES
Balances receivable (payable)	(1,448)	(2,478)
Controlling Shareholders
RELATED PARTIES
Balances receivable (payable)	5	3
Suzano Holding S.A.
RELATED PARTIES
Balances receivable (payable)	5	3
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Balances receivable (payable)	33,941	21,280
Bexma Participacoes Ltda. | Reimbursement for expenses
RELATED PARTIES
Balances receivable (payable)	2	1
Bizma Investimentos Ltda. | Social services
RELATED PARTIES
Balances receivable (payable)	1	1
Ensyn Technologies | Reimbursement for expenses
RELATED PARTIES
Balances receivable (payable)	2,004
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel | Social services
RELATED PARTIES
Balances receivable (payable)		(9)
Ibema Companhia Brasileira de Papel | Sale of pulp
RELATED PARTIES
Balances receivable (payable)	33,382	23,755
Ibema Companhia Brasileira de Papel | Purchase of products
RELATED PARTIES
Balances receivable (payable)	R$ (1,448)	(2,467)
Management | Reimbursement for expenses
RELATED PARTIES
Balances receivable (payable)		R$ (1)